Other Current Assets	12 Months Ended
Mar. 31, 2018
Other Current Assets [Abstract]
Other Current Assets
23)	OTHER CURRENT ASSETS

	As at March 31
Particulars	2017	2018
Advance to suppliers	46,029	70,196
Prepaid expenses	3,500	4,578
Prepaid lease rentals	268	313
Receivable from related party	—	17,100
Other assets	435	355
Total	50,232	92,542

Receivable from related party represents entitlement received by the Company on future proceeds from   sale of stake in an Indian entity, engaged in the business-to-business online travel industry, from MIH Internet SEA Pte Ltd. pursuant to the acquisition of ibibo Group (refer note 7(a)). This entitlement has been classified as “Available-for-sale Financial Assets” as per IAS 39 “Financial Instruments: Recognition and measurement”. The Group’s exposure to risks and fair value measurement is disclosed in note 5 and 35.